Warrants (Details) - Schedule of Outstanding Stock Warrants - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Outstanding Stock Warrants [Abstract]
Number of Warrants, Exercisable at Beginning	172,500,000		226,500,000
Weighted Average Exercise Price, Exercisable at Beginning	$ 0.0104		$ 0.0013
Weighted Average Remaining Contract Term, Exercisable at Beginning	3 years 1 month 20 days		3 years 9 months 10 days
Aggregate Intrinsic Value, Exercisable at Beginning	$ 1,665,500
Number of Warrants, Granted			6,000,000	[1],[2]	201,500,000
Weighted Average Exercise Price, Granted				[1],[2]	$ 0.0029
Weighted Average Remaining Contract Term, Granted				[1],[2]	4 years 7 months 13 days
Aggregate Intrinsic Value, Granted				[1],[2]
Number of Warrants, Expired
Weighted Average Exercise Price, Expired
Weighted Average Remaining Contract Term, Expired
Aggregate Intrinsic Value, Expired
Number of Warrants, Cancelled	(172,500,000)
Weighted Average Exercise Price, Cancelled
Weighted Average Remaining Contract Term, Cancelled
Aggregate Intrinsic Value, Cancelled
Number of Warrants, Exercised			(60,000,000)
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contract Term, Exercised
Aggregate Intrinsic Value, Exercised
Number of Warrants, Exercisable at Ending		[3]	172,500,000		226,500,000
Weighted Average Exercise Price, Exercisable at Ending		[3]	$ 0.0104		$ 0.0013
Weighted Average Remaining Contract Term, Exercisable at Ending		[3]	3 years 1 month 20 days		3 years 9 months 10 days
Aggregate Intrinsic Value, Exercisable at Ending		[3]	$ 1,665,500

[1]	The outstanding warrants include an anti-dilutive clause requiring adjustment to the exercise price for any reason outlined in the agreement. The number of warrant shares is increased so that the aggregated exercise price is equal to the original exercise price. The fair value of any additional warrants is recognized as a deemed dividend.
[2]	The outstanding warrants include an anti-dilutive clause requiring adjustment to the exercise price for any reason outlined in the agreement. The number of warrant shares is increased so that the aggregated exercise price is equal to the original exercise price. The fair value of any additional warrants is recognized as a deemed dividend.
[3]	The Company received a Settlement and Mutual Release Agreement, effective July 6, 2023, from Granite Global Value Investments Ltd, that cancels all remaining warrants with the Company.